LEASE (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
LEASE
Right-of-use asset	$ 24,613	$ 119,429
Lease payment liability- current	0	103,396
Total lease payment liability	$ 0	$ 103,396